JULY 23, 2015

SUPPLEMENT TO

HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED MAY 7, 2015

AND SUMMARY PROSPECTUS DATED MARCH 1, 2015

Effective December 31, 2015, Jean-Marc Berteaux is withdrawing from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, the sub-adviser to Hartford International Capital Appreciation Fund (the “Fund”).  In addition, Jean-Marc Berteaux will no longer serve as a portfolio manager for the Fund effective as of the same date.  Kent M. Stahl, Gregg R. Thomas, James H. Shakin and Tara Connolly Stilwell will remain as portfolio managers for the Fund.  Accordingly, all references to Jean-Marc Berteaux in the Summary Prospectus and Prospectus will be deleted in their entirety effective December 31, 2015.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

HV-7234	July 2015

JULY 23, 2015

SUPPLEMENT TO

THE HARTFORD INTERNATIONAL GROWTH FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED MAY 7, 2015

AND SUMMARY PROSPECTUS DATED MARCH 1, 2015

Effective December 31, 2015, Jean-Marc Berteaux is withdrawing from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, the sub-adviser to The Hartford International Growth Fund (the “Fund”).  In addition, Jean-Marc Berteaux will no longer serve as a portfolio manager for the Fund effective as of the same date.  John A. Boselli will remain as a portfolio manager for the Fund.  Accordingly, all references to Jean-Marc Berteaux in the Summary Prospectus and Prospectus will be deleted in their entirety effective December 31, 2015.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

HV-7233	July 2015